Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Tables
Compensation of key management personnel
	Executive Management			non-executive Board of Directors			Total
in € thousand	2015	2016	2017	2015	2016	2017	2015	2016	2017

Short-term employee benefits	785	604	1,987	0	0	81	785	604	2,068
Share-based payments	242	660	3,187	0	208	43	242	868	3,230
Total	1,027	1,264	5,174	0	208	124	1,027	1,472	5,298